        As filed with the Securities and Exchange Commission on February 9, 2004
                                              Securities Act File No. 333-107316
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   Form N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                        Pre-Effective Amendment No. [ ]

                         Post-Effective Amendment No. 2

                          ING VARIABLE PRODUCTS TRUST
               (Exact Name of Registrant as Specified in Charter)

        7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
              (Address of Principal Executive Offices) (Zip Code)

                                 1-800-992-0180
                 (Registrant's Area Code and Telephone Number)

                              Huey P. Falgout, Jr.
                              ING Investments, LLC
                        7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                    (Name and Address of Agent for Service)

                                With copies to:

                            Jeffrey S. Puretz, Esq.
                                  Dechert LLP
                              1775 I Street, N.W.
                           Washington, DC 20006-2401

                                ---------------

                 Approximate Date of Proposed Public Offering:
  As soon as practicable after this Registration Statement becomes effective.

--------------------------------------------------------------------------------

       It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended

--------------------------------------------------------------------------------

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                                EXPLANATORY NOTE

The purpose of this filing is to file the opinion and consent of counsel supporting the tax matters and consequences to shareholders of the reorganization, as required by Item 16(12) of Form N-14. Parts A and B to this Registration Statement are incorporated by reference to the definitive Proxy Statement/Prospectus and Statement of Additional Information filed on EDGAR on September 8, 2003 (SEC file No. 333-107316)

                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Section 4.3 of Registrant's Declaration of Trust provides the following:

(a) Subject to the exceptions and limitations contained in paragraph (b) below:

      (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and

      (ii) the word "claim," "action," "suit," or "proceeding" shall apply to all claims, actions suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; aria the words "liability" and "expenses" shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Trustee or officer:

      (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

      (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

      (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (h) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

            (a) by the court or other body approving the settlement or other disposition; or

            (b) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested C-4 Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to he such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(c) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section
4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4.3, provided that either: (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will he found entitled to indemnification. As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 16. EXHIBITS

(1)   (A)   Declaration of Trust -- Filed as an Exhibit to Post-Effective
            Amendment No. 4 to Registrant's Registration Statement on Form N-1A on February 28, 1996, and incorporated herein by reference.

      (B) Certificate of Amendment of Declaration of Trust and Redesignation of Series -- Filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A on April 30, 1997, and incorporated herein by reference.

      (C) Certificate of Establishment and Designation -- Filed as an Exhibit to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A on May 16, 1997, and incorporated herein by reference.

      (D) Certificate of Establishment and Designation -- Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A on May 20, 1997, and incorporated herein by reference.

      (E) Certificate of Amendment of Declaration of Trust and Redesignation of Series -- Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A on January 28, 2000, and incorporated herein by reference.

      (F) Certificate of Amendment of Declaration of Trust -- Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A on January 28, 2000, and incorporated herein by reference.

      (G) Certificate of Amendment of Declaration of Trust --Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A on January 28, 2000, and incorporated herein by reference.

      (H) Certificate of Establishment and Designation of Series -- Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A on January 28, 2000, and incorporated herein by reference.

      (I) Certificate of Amendment of Declaration of Trust and Redesignation of Series -- Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A on January 28, 2000, and incorporated herein by reference.

      (J) Certificate of Amendment of Declaration of Trust and Establishment and Designation of Additional Series of Shares of Beneficial Interest; Establishment of Additional Series; Establishment of New Principal Place of Business -- Filed as an Exhibit to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A on April 27, 2001, and incorporated herein by reference.

      (K) Form of Certificate of Amendment of Declaration of Trust: Abolition of Series of Shares of Beneficial Interests -- Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

      (L) Form of Certificate of Amendment of Declaration of Trust and Redesignation of Series - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

      (M) Form of Certificate of Amendment of Declaration of Trust and Redesignation of Series - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

      (N) Abolition of Series of shares of beneficial interest - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on April 28, 2003, and incorporated herein by reference.

(2)   (A)   By-laws. -- Filed as an Exhibit to Post-Effective Amendment
            No. 4 to Registrant's Registration Statement on Form N-1A on
            February 28, 1996, and incorporated herein by reference.

(3)   Not Applicable

(4) Form of Agreement and Plan of Reorganization between ING Variable Products Trust on behalf of ING VP Large Company Value Portfolio and ING Variable Products Trust, on behalf of ING

      VP MagnaCap Portfolio -- Filed as an exhibit to the Registrant's Registration Statement on Form N-14 on July 24, 2003 and incorporated herein by reference.

(5) Instruments defining the rights of holders -- set forth in the Declaration of Trust.

(6)   (A)   Form of Advisory Agreement between Registrant and ING Pilgrim
            Investments, LLC -- Filed as an Exhibit to Post-Effective Amendment
            No. 24 to Registrant's Registration Statement on Form N-1A on April
            28, 2003, and incorporated herein by reference.

      (B) Form of Investment Advisory Agreement between the Registrant and ING Pilgrim Investments, LLC -- Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A on January 28, 2000, and incorporated herein by reference.

      (C) Form of Investment Advisory Agreement between the Registrant and ING Pilgrim Investments, LLC -- Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A on April 27, 2000, and incorporated herein by reference.

      (D) Amended and Restated Schedule A with respect to the Investment Advisory Agreement between the Registrant and ING Investments, LLC -- Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on April 28, 2003, and incorporated herein by reference.

(7)   (A)   Form of Distribution Agreement between the Registrant and ING
            Pilgrim Securities, Inc. -- Filed as an Exhibit to Post-Effective
            Amendment No. 19 to Registrant's Registration Statement on Form N-1A on April 27, 2001, and incorporated herein by reference.

      (B) Amended and Restated Schedule of Portfolios with respect to the Distribution Agreement between the Registrant and ING Funds Distributor, LLC. -- Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on April 28, 2003, and incorporated herein by reference.

(8)   (A)   Not Applicable.

(9)   (A)   Custodian Agreement -- Filed as an Exhibit to Post-Effective
            Amendment No. 4 to Registrant's Registration Statement on Form N-1A on February 28, 1996, and incorporated herein by reference.

      (B) Amendment to Custodian Agreement -- Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A on February 27, 1998, and incorporated herein by reference.

      (C) Form of Custodian and Investment Accounting Agreement with State Street Bank and Trust Company for Convertible Portfolio, Financial Services Portfolio, Large Company Value Portfolio, Growth + Value Portfolio, Growth Opportunities Portfolio, High Yield Bond Portfolio, LargeCap Growth Portfolio, MagnaCap Portfolio, MidCap Opportunities Portfolio, Research Enhanced Index Portfolio, and SmallCap Opportunities Portfolio - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

      (D) Form of Amendment to Custodian and Investment Accounting Agreement with State Street Bank and Trust Company -- Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

(10)  Not Applicable.

(11) Opinion and Consent of Counsel - Filed as an exhibit to the Registrant's Registration Statement on Form N-14 on September 8, 2003 and incorporated herein by reference.

(12)  (A)   Opinion of Counsel Supporting Tax Matters and Consequences


      (B)   Consent of Counsel


(13)  (A)   Administrative Services Agreement -- Filed as an Exhibit to
            Post-Effective Amendment No. 8 to Registrant's Registration
            Statement on Form N-1A on May 20, 1997, and incorporated herein by reference.

      (B) Amended and Restated Administrative Services Agreement -- Filed as an Exhibit to Post- Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A on April 27, 2000, and incorporated herein by reference.

      (C) Form of Amended and Restated Administrative Services Agreement -- Filed as an Exhibit to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A on April 27, 2001, and incorporated herein by reference.

      (D) Amendment to Amended and Restated Administrative Services Agreement between Registrant and ING Pilgrim Group, LLC-- Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

      (E) Form of Shareholder Service Plan -- Filed as an Exhibit to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A on February 15, 2001, and incorporated herein by reference.

      (F) Accounting Agency Agreement with Brown Brothers Harriman & Co. for International Portfolio, International Value Portfolio, Emerging Countries Portfolio, and International SmallCap Growth Portfolio - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

      (G) Form of Amended and Restated Expense Limitation Agreement by and between Registrant and ING Investments, LLC -- Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on April 28, 2003, and incorporated herein by reference.

      (H) Form of Amended and Restated Schedule of Portfolios with respect to the Shareholder Services Plan -- Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on April 28, 2003, and incorporated herein by reference.

(14) Consent of KPMG - Filed as an exhibit to the Registrant's Registration Statement on Form N-14 on September 8, 2003 and incorporated herein by reference.

(15)  Not Applicable

(16)  Powers of Attorney filed herewith.

ITEM 17. UNDERTAKINGS

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the 1933 Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 2 to the Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 2 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 3rd day of February, 2004.

                                    ING VARIABLE PRODUCTS TRUST


                                    By:   /s/ Huey P. Falgout, Jr.
                                          ------------------------
                                          Huey P. Falgout, Jr.
                                          Secretary

      Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

            SIGNATURE                   TITLE                        DATE
            ---------                   -----                        ----
                                        Trustee and Chairman   February 3, 2004
------------------------------------
         John G. Turner*

                                        President and Chief    February 3, 2004
                                        Executive Officer
------------------------------------
       James M. Hennessy*

                                        Executive Vice         February 3, 2004
                                        President and
                                        Principal Financial
                                        Officer
------------------------------------
       Michael J. Roland*

                                        Trustee                February 3, 2004
------------------------------------
        Paul S. Doherty*

                                        Trustee                February 3, 2004
------------------------------------
       J. Michael Earley*

                                        Trustee                February 3, 2004
------------------------------------
     R. Barbara Gitenstein*

                                        Trustee                February 3, 2004
------------------------------------
       Walter H. May, Jr.*

                                        Trustee                February 3, 2004
------------------------------------
      Thomas J. McInerney*

                                        Trustee                February 3, 2004
------------------------------------
          Jock Patton*

                                        Trustee                February 3, 2004
------------------------------------
       David W.C. Putnam*

                                        Trustee                February 3, 2004
------------------------------------
        Blaine E. Rieke*

                                        Trustee                February 3, 2004
------------------------------------
        Roger B. Vincent*

                                        Trustee                February 3, 2004
------------------------------------
      Richard A. Wedemeyer*



*By:  /s/ Huey P. Falgout, Jr.
      ------------------------
      Huey P. Falgout, Jr.
      Attorney-in-Fact**

**    Executed pursuant to powers of attorney filed herewith.

                                  EXHIBIT INDEX

(12)  (A)   Opinion of Counsel Supporting Tax Matters and
            Consequences

(12)  (B)   Consent of Counsel

(16)        Powers of Attorney